SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
The following table presents our segment information as of and for the years ended December 31, 2011, 2010 and 2009 (in thousands):
As of and for the year ended December 31, 2011

	U.S.	International	Functional Support[2]	Reconciling Eliminations	Total
Revenues from external customers	$1,530,087	$199,124	$—	$—	$1,729,211
Intersegment revenues	7,870	9,481	707	(18,058)	—
Depreciation and amortization	142,257	13,515	11,174	—	166,946
Other operating expenses	1,030,224	146,688	131,577	—	1,308,489
Operating income (loss)	357,606	38,921	(142,751)	—	253,776
Loss on early extinguishment of debt	—	—	46,451	—	46,451
Interest expense, net of amounts capitalized	37	18	40,794	—	40,849
Income (loss) from continuing operations before tax	358,072	41,936	(224,555)	—	175,453
Long-lived assets[1]	1,851,148	223,034	233,739	(309,364)	1,998,557
Total assets	2,330,061	414,780	394,864	(540,585)	2,599,120
Capital expenditures, excluding acquisitions	298,342	45,045	15,710	—	359,097
As of and for the year ended December 31, 2010

	U.S.	International	Functional Support[2]	Reconciling Eliminations	Total
Revenues from external customers	$961,244	$101,351	$—	$—	$1,062,595
Intersegment revenues	9,685	—	—	(9,685)	—
Depreciation and amortization	109,551	13,458	10,889	—	133,898
Other operating expenses	719,406	98,388	114,835	—	932,629
Operating income (loss)	132,287	(10,495)	(125,724)	—	(3,932)
Interest expense, net of amounts capitalized	(1,321)	(536)	43,097	—	41,240
Income (loss) from continuing operations before tax	132,742	(7,905)	(167,202)	—	(42,365)
Long-lived assets[1]	1,178,970	171,957	181,023	(53,034)	1,478,916
Total assets	1,475,593	319,755	479,913	(382,325)	1,892,936
Capital expenditures, excluding acquisitions	132,058	14,301	33,951	—	180,310

As of and for the year ended December 31, 2009

	U.S.	International	Functional Support[2]	Reconciling Eliminations	Total
Revenues from external customers	$758,363	$128,711	$—	$—	$887,074
Intersegment revenues	5,421	—	—	(5,421)	—
Depreciation and amortization	130,170	7,429	7,892	—	145,491
Other operating expenses	626,040	46,293	97,694	—	770,027
Asset retirements and impairments	65,869	30,899	—	—	96,768
Operating (loss) income	(63,716)	44,090	(105,586)	—	(125,212)
Interest expense, net of amounts capitalized	(2,333)	(229)	41,803	—	39,241
(Loss) income from continuing operations before tax	(65,963)	49,727	(148,065)	—	(164,301)
Long-lived assets[1]	1,079,580	145,971	183,796	(129,069)	1,280,278
Total assets	1,054,241	330,407	643,854	(364,092)	1,664,410
Capital expenditures, excluding acquisitions	114,547	—	13,875	—	128,422

(1)	Long lived assets include: fixed assets, goodwill, intangibles and other assets.

(2)	Functional Support is geographically located in the United States.